Shareholders' equity - Treasury shares (Details) - shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Treasury shares held (in shares)	7,214,100	497,625	22,423
Treasury shares held as part of liquidity contract (in shares)	309,609	476,000	0
Orange Vision 2020 free share award plan [member]
Disclosure of classes of share capital [line items]
Treasury shares held (in shares)	6,882,999
Long term incentive plan [member]
Disclosure of classes of share capital [line items]
Treasury shares held (in shares)	6,882,999